RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2020, 2019 and 2018, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2020	2019	2018

Transactions with affiliated companies

Melco International and its subsidiaries	Revenues (services provided by the Company):
	Shared service fee income for corporate office	$1,521	$1,366	$3,044
	Management fee income for Cyprus project (1)	—	1,056	1,903
	Costs and expenses (services provided to the Company): Management fee expenses (2)	1,477	2,798	4,339
	Management fee expenses for Cyprus Project (1)	—	1,316	3,790
	Share-based compensation expenses (3)	7,021	2,218	—
A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (4)	Costs and expenses (services provided to the Company): Consultancy fee expense	—	10,031	11,723
	Purchase of assets: Construction and renovation work performed and recognized as property and equipment	—	10,174	13,481
Notes
(1)
The amount mainly represents management fee income for services provided by the Company to Melco International for management and operation for the project in Cyprus, and such amount was further recharged with mark-up by a subsidiary of Melco International to ICR Cyprus Group. The amount represents the transactions for the period up to the completion of the Acquisition of ICR Cyprus on July 31, 2019 as described in Note 25.

(2)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
(3)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 17.

(4)
A company in which Mr. Lawrence Yau Lung Ho, Melco’s Chief Executive Officer, had beneficial interest of approximately
 20%
until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transactions with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

	December 31,
	2020	2019
Melco International and its subsidiaries	$765	$442

Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed

	December 31,
	2020	2019
Subsidiaries of Melco International	$1,656	$1,088
Others	12	435

	$1,668	$1,523